Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes
14	Income taxes

Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), the Company’s BVI incorporated subsidiaries are not subject to tax on income or capital gains arising in BVI. In addition, upon payments of dividends by this entity to its shareholders, no BVI withholding tax will be imposed.

Singapore

Under the Singapore tax laws, the subsidiary in Singapore is subject to 17% income tax rate on any taxable income accruing in or derived from Singapore, or received in Singapore from outside Singapore.

Hong Kong

Under the Hong Kong tax laws, the subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires. The HNTE certificate of the VIE was obtained in December 2019 and expired in December 2021. The VIE re-applied and obtained the HNTE certificate with a validity period of three years starting December 2022 onwards. It was entitled to the preferential rate of 15% for 2021,2022 and 2023. In early 2021, the WFOE was recognized as an HNTE and was eligible for 15% preferential tax rate from 2020 to 2022. The WFOE re-applied and obtained the certificate of high and new technology enterprise with a validity period of three years starting December 2023. SendCloud was recognized as an HNTE in November 2021 and was classified as “small and micro businesses” in 2022. It enjoyed a preferential tax rate of 20% with a discount to taxable income for 2022 and was eligible for 15% preferential tax rate in 2021 and 2023. Ifaxin (Hubei) Cloud Computing Co. Ltd. (“Ifaxin”), a subsidiary of SendCloud, obtained the HNTE certificate with a validity period of three years starting from December 2021 onwards.

The Company’s loss before income taxes consists of:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cayman Islands	(23,555)	(21,516)	(16,192)	(2,282)
British Virgin Islands	(2)	(13)	—	—
Hong Kong	(1,564)	(2,540)	(1,982)	(279)
Singapore	—	34	96	14
China	(115,431)	(84,870)	(46,476)	(6,546)
Total loss before income taxes	(140,552)	(108,905)	(64,554)	(9,093)

14	Income taxes (continued)

Composition of income tax expense

The current and deferred portions of income tax (expense)/benefit included in the consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expense	(32)	(26)	(3)	—
Deferred tax benefit	—	481	1,889	266
Total income tax (expense)/ benefit	(32)	455	1,886	266

Reconciliation between expenses of income taxes

Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Loss before income tax	(140,552)	(108,905)	(64,554)	(9,093)
Income tax expense computed at PRC statutory rate (25%)	(35,138)	(27,226)	(16,139)	(2,273)
International tax rate differential	6,023	5,596	4,206	592
Preferential tax rate	21,437	5,518	10,613	1,495
Deferred tax items tax rate differential	(22,935)	(5,399)	(6,502)	(916)
Research and development super-deduction	(32,595)	(28,463)	(26,393)	(3,717)
Non-deductible expenses	8,092	4,367	3,438	483
Deferred tax expenses	—	(679)	49	7
Non-taxable income	—	(157)	—	—
Recognition of prior year tax loss	(4,851)	—	—	—
Changes in valuation allowance	59,999	45,988	28,842	4,063
Income tax expense/(benefit)	32	(455)	(1,886)	(266)

14	Income taxes (continued)

Deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax assets
Provision for credit losses	12,127	5,463	769
Share of loss from equity method investments	—	113	16
Accrued expenses	12,411	7,907	1,114
Net operating loss carry forward	282,098	320,122	45,089
Government grants related to assets	2,113	3	—
Property and equipment depreciation	—	20	3
Estimated liabilities	426	—	—
Lease liabilities	3,533	817	115
Less: Valuation allowance	(295,401)	(324,243)	(45,669)
Total deferred tax assets	17,307	10,202	1,437
Deferred tax liabilities
Property and equipment depreciation	(1,636)	(19)	(3)
Net unrealized gain on equity investments held	(4,332)	—	—
Operating lease right-of-use assets	(3,049)	(678)	(95)
Intangible assets arising from acquisition	(4,856)	(4,288)	(604)
Loan interest income	(8,258)	(8,139)	(1,147)
Total deferred tax liabilities	(22,131)	(13,124)	(1,849)
Net deferred tax assets	—	1,072	151
Net deferred tax liabilities	(4,824)	(3,994)	(563)

The Company operates through its WFOE, the VIE and the subsidiaries of the VIE, and evaluates the potential realization of deferred tax assets on an entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss or had incurred losses since inception and are not forecasting profits in the near future as of December 31, 2022 and 2023. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Company had deferred tax assets related to net operating loss carry forwards of RMB282,098 and RMB320,122 (US$45,089) from its WFOE and the VIE in China as of December 31, 2022 and 2023, which can be carried forward to offset taxable income. The net operating losses of its WFOE and the VIE will expire in years 2024 to 2033 if not utilized for the subsidiaries in China. For the subsidiary in Hong Kong, the net operating losses are indefinite to be utilized.

The Company had taxable outside basis differences related to the aggregate undistributed earnings for distribution in China were nil and RMB2,531 for each of the years ended December 31, 2022 and 2023, which can be recovered tax-free by dividend distribution between the subsidiaries of the VIE in China. Therefore, the deferred tax liabilities are not recognized.

As of December 31, 2022 and 2023, the Company concluded that there was no significant tax uncertainties in its consolidated financial results. The Company did not record any interest and penalties related to an uncertain tax position for each of the years ended December 31, 2022 and 2023. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In accordance with relevant PRC tax administration laws, the tax year from 2018 through 2023 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.